EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Distribution Made to Limited Partner
Common unitholders' interest in net (loss)/income	$ (5,516)	$ 28,440	$ (20,514)	$ 43,195
(Loss)/earnings per unit (basic and diluted):
Cash distributions declared and paid in the period per unit (in dollars per share)	$ 0.40	$ 0.58	$ 0.81	$ 1.16
Subsequent event: Cash distributions declared and paid per unit relating to the period (in dollars per share)	$ 0.40	$ 0.58	$ 0.40	$ 0.58
Ownership interest by third party (percentage)	69.40%		69.40%
Common unitholders
Distribution Made to Limited Partner
Common unitholders' interest in net (loss)/income	$ (8,364)	$ 24,914	$ (26,021)	$ 36,447
Less: distributions paid	(52,147)	(40,383)	(80,221)	(80,908)
Over distributed earnings	$ (60,511)	$ (15,469)	$ (106,242)	$ (44,461)
Basic:
Weighted average units outstanding (in shares)	69,455	69,833	69,455	70,050
(Loss)/earnings per unit (basic and diluted):
Basic - Common unitholders (in dollars per share)	$ (0.12)	$ 0.36	$ (0.37)	$ 0.52
Diluted - Common unitholders (in dollars per share)	$ (0.12)	$ 0.35	$ (0.37)	$ 0.52
Earn Out Units
Diluted:
Weighted average units outstanding (in shares)	0	374	0	374
Common unit and common unit equivalents
Diluted:
Weighted average units outstanding (in shares)	69,455	70,207	69,455	70,424